Segmental analysis - Contributions by Geographical Area (Parenthetical) (Detail) - GBP (£) £ in Millions		6 Months Ended			12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019		Dec. 31, 2019
Disclosure of geographical areas [line items]
Revenue		£ 5,582.7	£ 6,368.2	[1]	£ 13,234.1
Headline operating profit	[2]	382.3	617.3	[1]	1,560.6
United States [member]
Disclosure of geographical areas [line items]
Revenue		2,065.2	2,203.8		4,576.5
Revenue less pass-through costs		1,757.5	1,843.0		3,806.3
Headline operating profit		£ 207.1	£ 262.8		£ 620.6

[1]	Figures for the period ended 30 June 2019 have been re-presented in accordance with IFRS 5: Non-current Assets Held for Sale and Discontinued Operations, as described in note 13.
[2]	A reconciliation from operating (loss)/profit to headline operating profit is provided in note 23.